Annual Fund Operating Expenses - SA Allocation Moderate Growth Portfolio	Jul. 29, 2021
Class 1
Operating Expenses:
Management Fees	0.10%
Service (12b-1) Fees	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.66%	[1]
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	0.79%
Fee Waivers and/or Expense Reimbursements	0.01%	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.78%	[1],[2]
Class 3
Operating Expenses:
Management Fees	0.10%
Service (12b-1) Fees	0.25%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.66%	[1]
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.04%
Fee Waivers and/or Expense Reimbursements	0.01%	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.03%	[1],[2]

[1]	The Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements for the Portfolio do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more Underlying Portfolios.
[2]	Pursuant to an Advisory Fee Waiver Agreement, the investment adviser, SunAmerica Asset Management, LLC (“SunAmerica”), is contractually obligated to waive a portion of its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.09% of the Portfolio’s daily net assets. This waiver agreement may be modified or discontinued prior to July 31, 2022 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.